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November 19, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:     Document Control - EDGAR

RE:       ACL Variable Annuity Account 1
          (Privileged Assets Select Annuity)
          File No. 333-00041/811-07475

Dear Commissioners:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,



Mary Ellyn Minenko
Counsel